SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES - Long-term debts (Details) - CNY (¥)	Aug. 20, 2020	May 27, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about long-term debts and loans [line items]
Long-term debts				¥ 72,037,000,000	¥ 49,208,000,000
Loans from Sinopec Group Company and fellow subsidiaries				11,778,000,000	9,626,000,000
Total long-term debts				83,815,000,000	58,834,000,000
Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans				38,318,000,000	31,841,000,000
Corporate bonds (ii)				38,356,000,000	32,157,000,000
Long-term debts				76,674,000,000	63,998,000,000
Less: Current portion				(4,637,000,000)	(14,790,000,000)
Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term debts and loans [line items]
Less: Current portion				(622,000,000)	(37,824,000,000)
Super & Short-term Commercial Paper | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Par value	¥ 100
Term of the debt	169 days
Total amount issued	¥ 3,000,000,000
Interest rate percentage	1.70%
Corporate bond, one | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Par value			¥ 100,000,000
Term of the debt			3 years
Total amount issued			¥ 10,000,000,000
Interest rate percentage			2.70%
Corporate bond, two | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Par value		¥ 100,000,000
Term of the debt		3 years
Total amount issued		¥ 10,000,000,000
Interest rate percentage		2.20%
RMB denominated | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans				38,226,000,000	31,714,000,000
Corporate bonds (ii)				¥ 26,977,000,000	20,000,000,000
RMB denominated | Third parties | Maximum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans				5.23%
Fixed interest rates on long-term loans				4.90%
RMB denominated | Third parties | Minimum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans				1.08%
Fixed interest rates on long-term loans				2.20%
RMB denominated | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term debts and loans [line items]
Less: Current portion				¥ (622,000,000)	(37,824,000,000)
Loans from Sinopec Group Company and fellow subsidiaries				11,013,000,000	47,450,000,000
USD | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans				92,000,000	127,000,000
Corporate bonds (ii)				¥ 11,379,000,000	¥ 12,157,000,000
USD | Third parties | Maximum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans				1.55%
Fixed interest rates on long-term loans				4.25%
USD | Third parties | Minimum
Disclosure of detailed information about long-term debts and loans [line items]
Fixed interest rates on long-term loans				3.13%
USD | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term debts and loans [line items]
Loans from Sinopec Group Company and fellow subsidiaries				¥ 1,387,000,000
USD | Sinopec Group Company and fellow subsidiaries | Maximum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans				1.60%